Interest expense and similar charges (Tables)	12 Months Ended
Dec. 31, 2017
Interest expense and similar charges (Tables) [Abstract]
Main items of interest expense and similar charges accrued

The breakdown of the main items of interest expense and similar charges accrued in 2017, 2016 and 2015 is as follows:

Thousand of reais	2017	2016	2015

Credit institutions deposits	3,782,781	3,369,931	4,584,244
Debt securities issued	19,490,807	25,693,236	20,666,382
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 19)	7,901,199	12,212,922	10,047,874
Subordinated liabilities (note 20)	52,984	731,594	1,019,302
Debt Instruments Eligible to Compose Capital (note 21)	495,188	501,748	503,290
Provisions for pensions (note 24.b)	292,628	290,920	404,171
Other interest (1)	4,456,273	3,759,233	1,307,826
Total	36,471,860	46,559,584	38,533,089

(1) In December 31 2015, includes R$2,057 million related to the reversal of legal obligations realized.